Consolidated statement of financial position - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	₽ 1,163	₽ 1,417
Goodwill and other intangible assets	13,126	10,501
Investments in associates	303
Long-term debt securities	2,946	1,111
Long-term loans issued	843	267
Other non-current assets	257	812
Deferred tax assets	208	237
Total non-current assets	18,846	14,345
Current assets
Trade and other receivables	15,194	11,576
Short-term loans issued	14,200	11,270
Short-term debt securities	14,029	11,976
Prepaid income tax	236	463
Other current assets	1,959	1,262
Cash and cash equivalents	47,462	33,033
Total current assets	93,080	69,580
Total assets	111,926	83,925
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserves	2,696	2,376
Retained earnings	39,941	26,822
Translation reserve	401	542
Total equity attributable to equity holders of the parent	56,983	43,685
Non-controlling interests	912	155
Total equity	57,895	43,840
Non-current liabilities
Long-term debt		4,648
Long-term deferred income	1,154	717
Long-term lease liabilities	133	334
Other non-current liabilities	156	80
Deferred tax liabilities	1,847	1,376
Total non-current liabilities	3,290	7,155
Current liabilities
Trade and other payables	33,048	23,365
Customer accounts and amounts due to banks	11,203	7,635
Short-term debt	3,922	86
Short-term lease liabilities	300	308
VAT and other taxes payable	747	178
Other current liabilities	1,521	1,358
Total current liabilities	50,741	32,930
Total equity and liabilities	₽ 111,926	₽ 83,925